Average Annual Total Returns - Invesco SP SmallCap Momentum ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Mar. 03, 2005	21.84%	14.97%	12.13%	21.43%	14.77%	11.95%	12.98%	11.99%	10.08%	22.34%	[1]	[1]	[1]	22.34%	[2]	15.13%	[2]	12.43%	[2]	11.29%	12.37%	11.92%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of January 4, 2018.
[2]	The “Blended-S&P SmallCap 600® Momentum Index” reflects the performance of the Dynamic Small Cap Growth Intellidex® Index, a former underlying index prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Small Growth Index, a former underlying index, from June 16, 2011 through May 22, 2015, the Russell 2000®Pure Growth Index, the most recent former underlying index, from May 23, 2015 through June 22, 2019, and the Underlying Index thereafter.